Stockholders' Equity	12 Months Ended
Jan. 31, 2016
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
The Company maintains the following stock plans: the ESPP, the 2013 Equity Incentive Plan and the 2014 Inducement Equity Incentive Plan (the “2014 Inducement Plan”). The expiration of the 1999 Stock Option Plan (“1999 Plan”) in fiscal 2010 did not affect awards outstanding, which continue to be governed by the terms and conditions of the 1999 Plan.
On July 10, 2014, the Company adopted the 2014 Inducement Plan with a reserve of 335,000 shares of common stock for future issuance solely for the granting of inducement stock options and equity awards to new employees, including employees of acquired companies. In addition, approximately 319,000 shares of common stock that remained available for grant under the 2006 Inducement Equity Incentive Plan (the “Prior Inducement Plan”) as of July 9, 2014 were added to the 2014 Inducement Plan share reserve and the Prior Inducement Plan was terminated. Further, any shares of common stock subject to outstanding awards under the Prior Inducement Plan that expire, are forfeited, or are repurchased by the Company will also become available for future grant under the 2014 Inducement Plan. Termination of the Prior Inducement Plan did not affect the outstanding awards previously issued thereunder. The 2014 Inducement Plan was adopted without stockholder approval in reliance on the “employment inducement exemption” provided under the New York Stock Exchange Listed Company Manual.
In September 2011, the Company’s Board of Directors amended and restated the ESPP. In conjunction with the amendment of the ESPP, the Company’s Board of Directors determined that the offerings under the ESPP would commence, beginning with a twelve month offering period starting in December 2011. As of January 31, 2016, $37.5 million has been withheld on behalf of employees for future purchases under the ESPP and is recorded in accounts payable, accrued expenses and other liabilities. Employees purchased 3.0 million shares for $155.0 million and 3.3 million shares for $127.8 million, in fiscal 2016 and 2015, respectively, under the ESPP.
Prior to February 1, 2006, options issued under the Company’s stock option plans generally had a term of 10 years. From February 1, 2006 through July 3, 2013, options issued had a term of five years. After July 3, 2013, options issued have a term of seven years.
During fiscal 2016, the Company granted a performance-based restricted stock unit award to the Chairman of the Board and Chief Executive Officer subject to vesting based on a performance-based condition and a service-based condition. These performance-based restricted stock units will vest simultaneously if the performance condition is achieved.
Stock activity excluding the ESPP is as follows:

		Options Outstanding
	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Balance as of January 31, 2015	30,789,538	29,458,361	$44.36
Increase in shares authorized:
2013 Equity Incentive Plan	39,148,364	0	0.00
2014 Inducement Equity Incentive Plan	231,871	0	0.00
Options granted under all plans	(7,119,327)	7,119,327	78.85
Restricted stock activity	(15,905,661)	0	0.00
Performance restricted stock units	(411,471)	0	0.00
Stock grants to board and advisory board members	(192,298)	0	0.00
Exercised	0	(8,188,987)	35.53
Plan shares expired	(1,791,011)	0	0.00
Canceled	2,129,903	(2,129,903)	46.87
Balance as of January 31, 2016	46,879,908	26,258,798	$56.26	$386,893,769
Vested or expected to vest		23,956,184	$54.97	$375,375,548
Exercisable as of January 31, 2016		9,763,563	$41.99	$254,557,559

The total intrinsic value of the options exercised during fiscal 2016, 2015 and 2014 was $291.3 million, $250.3 million and $292.3 million respectively. The intrinsic value is the difference between the current market value of the stock and the exercise price of the stock option.
The weighted-average remaining contractual life of vested and expected to vest options is approximately 4.75 years.
As of January 31, 2016, options to purchase 9,763,563 shares were vested at a weighted average exercise price of $41.99 per share and had a remaining weighted-average contractual life of approximately 3.3 years. The total intrinsic value of these vested options as of January 31, 2016 was $254.6 million.
The following table summarizes information about stock options outstanding as of January 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
$0.86 to $37.95	4,555,639	2.0	$29.18	3,838,627	$28.42
$38.03 to $52.14	2,556,681	2.3	39.94	1,826,462	39.62
$52.30	3,800,524	4.8	52.30	1,852,072	52.30
$53.60 to $57.79	1,466,601	5.4	55.29	459,196	55.31
$59.34	6,313,261	5.8	59.34	1,739,344	59.34
$59.37 to $77.86	1,925,609	6.2	68.04	47,862	63.07
$80.99	5,640,483	6.8	80.99	0	0.00
	26,258,798	4.9	$56.26	9,763,563	$41.99

Restricted stock activity is as follows:

	Restricted Stock Outstanding
	Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Balance as of January 31, 2014	24,653,578	$0.001
Granted- restricted stock units and awards	11,170,913	0.001
Canceled	(3,174,976)	0.001
Vested and converted to shares	(9,505,507)	0.001
Balance as of January 31, 2015	23,144,008	$0.001
Granted- restricted stock units and awards	9,736,623	0.001
Granted- performance stock units	191,382	0.001
Canceled	(2,715,332)	0.001
Vested and converted to shares	(9,062,096)	0.001
Balance as of January 31, 2016	21,294,585	$0.001	$1,449,309,455
Expected to vest	17,846,945		$1,214,663,077

The restricted stock, which upon vesting entitles the holder to one share of common stock for each share of restricted stock, has an exercise price of $0.001 per share, which is equal to the par value of the Company’s common stock, and generally vests over 4 years.
The weighted-average grant date fair value of the restricted stock issued for fiscal 2016, 2015 and 2014 was $73.61,$58.89 and $46.99, respectively.
Common Stock
The following number of shares of common stock were reserved and available for future issuance at January 31, 2016:

Options outstanding	26,258,798
Restricted stock awards and units and performance stock units outstanding	21,294,585
Stock available for future grant:
2013 Equity Incentive Plan	46,233,360
2014 Inducement Equity Incentive Plan	646,548
2004 Employee Stock Purchase Plan	6,844,796
Convertible senior notes	17,308,880
Warrants	17,308,880
135,895,847

During fiscal years 2016, 2015 and 2014, certain board members received stock grants totaling 67,041 shares of common stock, 83,127 shares of common stock and 108,800 shares of common stock, respectively for board services pursuant to the terms described in the 2013 Plan and previously, the 2004 Outside Directors Stock Plan. The expense related to these awards, which was expensed immediately at the time of the issuance, totaled $4.8 million, $5.0 million and $4.5 million for fiscal 2016, 2015 and 2014, respectively.
Preferred Stock
The Company’s board of directors has the authority, without further action by stockholders, to issue up to 5,000,000 shares of preferred stock in one or more series. The Company’s board of directors may designate the rights, preferences, privileges and restrictions of the preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and number of shares constituting any series or the designation of any series. The issuance of preferred stock could have the effect of restricting dividends on the Company’s common stock, diluting the voting power of its common stock, impairing the liquidation rights of its common stock, or delaying or preventing a change in control. The ability to issue preferred stock could delay or impede a change in control. As of January 31, 2016 and 2015, no shares of preferred stock were outstanding.